SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Derivative investments	$ 3,594	$ 5,697
Other investments	3,739	4,288
Cash and invested cash	3,343	2,612	$ 1,708	$ 2,563
Other assets	18,802	16,532
Total assets	334,217	394,750
Liabilities
Short-term debt	500	300
Long-term debt	5,955	6,325
Payables for collateral on investments	6,712	8,946
Other liabilities	12,021	16,405
Total liabilities	329,115	374,835
Contingencies and Commitments
Stockholders' Equity
Common stock - 800,000,000 shares authorized	4,544	4,735
Retained earnings	5,924	5,196
Accumulated other comprehensive income (loss)	(6,352)	9,984
Total stockholders' equity	5,102	19,915	22,699
Total Liabilities and Stockholders' Equity	334,217	394,750
Series C Preferred Stock [Member]
Stockholders' Equity
Preferred stock - 10,000,000 shares authorized	493
Series D Preferred Stock [Member]
Stockholders' Equity
Preferred stock - 10,000,000 shares authorized	493
Parent Company [Member]
Assets
Investments in subsidiaries	9,782	24,332
Derivative investments	119
Other investments	92	761
Cash and invested cash	715	203	$ 114	$ 577
Loans and accrued interest to subsidiaries	2,491	3,194
Other assets	101	159
Total assets	13,300	28,649
Liabilities
Common stock dividends payable	76	80
Derivative investments liability		425
Short-term debt	500	300
Long-term debt	6,455	6,325
Loans from subsidiaries	679	1,247
Other liabilities	488	357
Total liabilities	8,198	8,734
Stockholders' Equity
Common stock - 800,000,000 shares authorized	4,544	4,735
Retained earnings	5,924	5,196
Accumulated other comprehensive income (loss)	(6,352)	9,984
Total stockholders' equity	5,102	19,915
Total Liabilities and Stockholders' Equity	13,300	$ 28,649
Parent Company [Member] | Series C Preferred Stock [Member]
Stockholders' Equity
Preferred stock - 10,000,000 shares authorized	493
Parent Company [Member] | Series D Preferred Stock [Member]
Stockholders' Equity
Preferred stock - 10,000,000 shares authorized	$ 493